Report of Independent Registered Public Accounting
Firm
To the Board of Trustees of Russell Investment
Company and Shareholders of the Equity Income Fund
(formerly, U.S. Core Equity Fund), U.S. Defensive Equity
Fund, U.S. Dynamic Equity Fund, U.S. Strategic
Equity Fund, U.S. Mid Cap Equity Fund, U.S. Small Cap
Equity Fund, International Developed Markets
Fund, Global Equity Fund, Emerging Markets Fund, Tax-
Managed U.S. Large Cap Fund, Tax-Managed U.S.
Mid & Small Cap Fund, Tax-Managed International
Equity Fund, Global Opportunistic Credit Fund,
Unconstrained Total Return Fund, Strategic Bond Fund,
Investment Grade Bond Fund, Short Duration
Bond Fund, Tax-Exempt High Yield Bond Fund, Tax-
Exempt Bond Fund, Commodity Strategies Fund,
Global Infrastructure Fund, Global Real Estate Securities
Fund, Multi-Strategy Income Fund, Multi-Asset
Growth Strategy Fund, Strategic Call Overwriting Fund,
Multifactor U.S. Equity Fund, Multifactor
International Equity Fund, Conservative Strategy Fund,
Moderate Strategy Fund, Balanced Strategy Fund,
Growth Strategy Fund and Equity Growth Strategy Fund

In planning and performing our audits of the financial statements of Equity Income Fund (formerly, U.S.
Core Equity Fund), U.S. Defensive Equity Fund, U.S.
Dynamic Equity Fund, U.S. Strategic Equity Fund, U.S.
Mid Cap Equity Fund, U.S. Small Cap Equity Fund,
International Developed Markets Fund, Global Equity
Fund, Emerging Markets Fund, Tax-Managed U.S. Large
Cap Fund, Tax-Managed U.S. Mid & Small Cap
Fund, Tax-Managed International Equity Fund, Global
Opportunistic Credit Fund, Unconstrained Total
Return Fund, Strategic Bond Fund, Investment Grade
Bond Fund, Short Duration Bond Fund, Tax-Exempt
High Yield Bond Fund, Tax-Exempt Bond Fund,
Commodity Strategies Fund, Global Infrastructure Fund,
Global Real Estate Securities Fund, Multi-Strategy
Income Fund, Multi-Asset Growth Strategy Fund,
Strategic Call Overwriting Fund, Multifactor U.S. Equity
Fund, Multifactor International Equity Fund,
Conservative Strategy Fund, Moderate Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund and
Equity Growth Strategy Fund ("the Funds") as of and for the year ended October 31, 2018, in accordance with the standards of the Public Company Accounting
Oversight Board (United States) ("PCAOB"), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2018.

This report is intended solely for the information and use of the Board of Trustees of Russell Investment
Company and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

\s\ PricewaterhouseCoopers LLP

December 21, 2018